Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	3,461
Weighted-Average Exercise Price - Outstanding Awards	$ 54.06	$ 42.36	$ 39.11
Number Exercisable	577
Weighted-Average Exercise Price - Exercisable Awards	$ 44.35	$ 39.77
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,090
Weighted-Average Remaining Life	7 years 2 months 23 days
Weighted-Average Exercise Price - Outstanding Awards	$ 39.23
Number Exercisable	276
Weighted-Average Exercise Price - Exercisable Awards	$ 38.47
40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	574
Weighted-Average Remaining Life	6 years 2 months 1 day
Weighted-Average Exercise Price - Outstanding Awards	$ 42.30
Number Exercisable	117
Weighted-Average Exercise Price - Exercisable Awards	$ 42.30
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	753
Weighted-Average Remaining Life	8 years 2 months 4 days
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	181
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
60.01 - 65.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	12
Weighted-Average Remaining Life	8 years 4 months 9 days
Weighted-Average Exercise Price - Outstanding Awards	$ 63.26
Number Exercisable	3
Weighted-Average Exercise Price - Exercisable Awards	$ 63.26
75.01 - 80.00
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,032
Weighted-Average Remaining Life	9 years 2 months 4 days
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96